Events subsequent to the December 31 consolidated balance sheet date	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events subsequent to the December 31 consolidated balance sheet date
30. Events subsequent to the December 31, 2024, consolidated balance sheet date
Dividend proposal for 2024 and approval of Novartis 2024 consolidated financial statements
On January 30, 2025, the Novartis AG Board of Directors proposed the acceptance of the 2024 consolidated financial statements of Novartis for approval by the Annual General Meeting on March 7, 2025. Furthermore, also on January 30, 2025, the Board proposed a dividend of CHF 3.50 per share to be approved at the Annual General Meeting on March 7, 2025. If approved, the total dividend payments would amount to approximately USD 7.6 billion (2023: USD 7.6 billion), using the CHF/USD December 31, 2024, exchange rate.
Significant transaction closed in January 2025
In the fourth quarter of 2024, Novartis entered into a long-term research and development agreement which closed on January 11, 2025. For additional information see Note 27.